                              RULE 497(j) CERTIFICATION



Date: March 2, 1998

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), First Funds (the "Trust"), on behalf of its Capital Appreciation Portfolio (the "Portfolio"), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information relating to the Portfolio that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Portfolio; and

(2) the text of Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 28, 1998.


                                         FIRST FUNDS



                                         By:  /s/  James V. Hyatt
                                            -----------------------
                                         Title:  James V. Hyatt, Secretary